Income Tax (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax
Schedule of income (loss) before income taxes

	Years Ended December 31,
	2013	2014	2015
	$	$	$
The Income (loss) Before Income Taxes:
The PRC	125,404,634	107,163,481	41,428,159
Outside of the PRC	(63,455,200)	(43,760,332)	(30,586,553)

Total	61,949,434	63,403,149	10,841,606

Schedule of expense (benefit) for income taxes

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Current Tax
The PRC	44,386,281	26,698,260	68,061,301
Outside of the PRC	35,774	69,645	17,968

	44,422,055	26,767,905	68,079,269

Deferred Tax
The PRC	(30,745,061)	(11,867,112)	3,767,909
Outside of the PRC	—	—	—

	(30,745,061)	(11,867,112)	3,767,909

Income tax expense	13,676,994	14,900,793	71,847,178

Schedule of principal components of the deferred income tax assets/ liabilities

	As of December 31,
	2014	2015
	$	$
Deferred tax assets:
Accrued salary expenses	28,416,464	34,511,086
Bad debt provision	11,378,650	15,286,130
Net operating loss carry forwards	37,530,099	46,558,510
Advertising expenses temporarily non-deductible	21,707,365	15,545,412
Other	463,286	495,940

Gross deferred tax assets	99,495,864	112,397,078
Valuation allowance	(13,336,847)	(38,483,925)

Total deferred tax assets	86,159,017	73,913,153

Analysis as:
Current	64,804,392	61,734,685
Non-current	21,354,625	12,178,468

Deferred tax liabilities:
Amortization of intangible and other assets	28,203,218	26,301,048

Total deferred tax liabilities	28,203,218	26,301,048

Analysis as:
Current	—	—
Non-current	28,203,218	26,301,048

Schedule of movement of the valuation allowance

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Balance as of January 1,	7,324,717	11,237,880	13,336,847
Additions	3,631,241	2,646,753	27,539,836
Write off	—	(302,750)	(830,213)
Changes due to foreign exchange	281,922	(245,036)	(1,562,545)

Balance as of December 31,	11,237,880	13,336,847	38,483,925

Schedule of reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes

	Years Ended December 31,
	2013	2014	2015
	$	$	$
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	13.60%	10.92%	72.54%
Effect of tax preference	(17.16)%	(20.31)%	(56.97)%
Effect of different tax rate of subsidiary operation in other jurisdiction	(1.47)%	2.45%	0.49%
Valuation allowance movement	5.86%	4.17%	254.02%
Effect of different tax rate of DTA and DTL applied	(3.22)%	2.99%	(10.93)%
Withholding tax	—	—	379.60%
Others	(0.53)%	(1.72)%	(1.05)%

	22.08%	23.50%	662.70%

Summary of aggregate amount and per share effect of the tax holiday
	Years Ended December 31,
	2013	2014	2015
	$	$	$
The aggregate dollar effect	10,628,117	12,875,656	6,176,149
Per share effect — basic	0.08	0.09	0.04
Per share effect — diluted	0.08	0.09	0.04